Shareholder' equity	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Shareholder' equity
31. Shareholder’ equity
Share capital
At December 31, 2021 the fully paid up share capital of the Company was Euro 5,939 thousand, consisting of 296,943,659 ordinary shares, all with a nominal value of Euro 0.02. At December 31, 2020 the fully paid up share capital of the Company was Euro 4,300 thousand, consisting of 214,954,000 ordinary shares and 46,000 special shares (which entitled the holder to participate in dividends, without providing any voting rights), all with a nominal value of Euro 0.02. The number of shares for all periods presented reflects the Share Split performed as part of the Business Combination. For additional information related to the Business Combination please refer to Note 1 -
General information
.
Each ordinary share confers the right to cast one vote. Holders of ordinary shares become entitled to special voting shares upon registering their ordinary shares in the loyalty register (thereby blocking such shares from trading on the NYSE) and maintaining them registered in such register for an interrupted period of time as prescribed by the articles of association of Zegna. Ordinary shares carry the right to receive dividends and each ordinary share carries the right to repayment of capital in the event of dissolution and liquidation, with the remaining equity after all debts are satisfied for the benefit of the holders of ordinary shares in proportion to the aggregate nominal value of their ordinary shares. Ordinary shares carry pre-emptive
rights in proportion to the aggregate number of ordinary shares held upon the issuance of new ordinary shares or the granting of rights to subscribe for ordinary shares, subject to certain exceptions.
Retained earnings
Retained earnings include the Group’s accumulated earnings, less dividends paid to equity holders and other changes. Among other changes, retained earnings also include the first-time adoption reserve (IFRS), reflecting the combined effects of the equity adjustments, net of tax effects, arising from the transition to IFRS from previous local GAAP, which occurred on January 1, 2018.
Other reserves
Other reserves (including other comprehensive income) are detailed as follows:

(Euro thousands)	At December 31,
	2021	2020
Italian statutory reserve	860	860
Addition paid-in capital	721,187	—
Reserve for treasury shares	(455,000)	(76,624)
Other comprehensive income reserve (OCI)	(12,295)	(25,901)
Share-based payments reserve	74,978	—
Non-controlling interests options reserve	(196,691)	(196,691)
Other reserves	(36,360)	2,584

Other reserves, including OCI	96,679	(295,772)
At December 31, 2021, additional
paid-in
capital amounted to Euro 721,187 thousand (Euro nil at December 31, 2020) and includes Euro 710,264 thousand as a result of shares issued as part of the Business Combination (net of transaction costs of Euro 17,239 thousand) and Euro 10,923 thousand relating to the reimbursement to Zegna by Monterubello of a special gift to all employees of the Group.
At December 31, 2021, the reserve for treasury shares amounted to Euro 455,000 thousand (Euro 76,624 thousand at December 31, 2020) and 54,600,000 ordinary shares were held in treasury (13,590,750 ordinary shares at December 31, 2020 (based on the number of shares following the Share Split)). In 2021, the Company sold or assigned 13,636,750 ordinary shares, decreasing the reserve for treasury shares by Euro 77,009 thousand and purchased 54,646,000 ordinary shares mainly due to the Business Combination, increasing the reserve for treasury shares by Euro 455,384 thousand.
Other comprehensive income reserve includes the following:

•	a translation reserve for the translation differences arising from the consolidation of subsidiaries with a functional currency different from the Euro;

•
a cash flow hedge reserve for the changes in the fair value of derivative financial instruments held by the Group designated as a hedge of the exposure to variability in currency exchange rate and interest rate risk;

•	gains and losses on the remeasurement of defined benefit plans for actuarial gains and losses arising during the period which are offset against the related net defined benefit liabilities;

•
the financial assets at FVOCI reserve which arises from changes in the fair value of debt instruments held by the company under a hold to collect and sell business model, which will be reversed when the investment is derecognized or impaired.

At December 31, 2021, the share-based payments reserve amounted to Euro 74,978 thousand (Euro nil at December 31, 2020). The following table presents a breakdown share-based compensation during the year:

(Euro thousands)
Escrow Shares	37,906
PSUs 2022, 2023 and 2024	6,138
CEO Stock Options	2,938
Remuneration in shares	1,410
CEO IPO LTI	2,047
Management IPO LTI	4,585
Management Stock Options	3,834
Cash-settled share based payments	16,120

Total share-based payments	74,978
The share-based payments reserve includes Euro 37,906 thousand related to the Escrow Shares for the issuance of 5,031,250 Zegna ordinary shares to the holders of IIAC class B shares to be held in escrow as part of the Business Combination and Euro 37,072 thousand related to share-based compensation to key management and other employees of the Group. For additional information relating to share-based compensation please refer to Note 42 -
Related party transactions
.
The
non-controlling
interests options reserve includes a reduction of equity attributable to shareholders of the Company resulting from the initial recognition of the financial liabilities at fair value (which is subsequently remeasured at the end of which period through the statement of profit and loss) relating to the put option held by Dondi non-controlling
interest shareholders for Euro 21,459 thousand in 2019, as well as on the put option held by Thom Browne non-controlling
interest shareholders for Euro 162,066 thousand and on the put option held by Lanificio non-controlling
interest shareholders for Euro 13,166 thousand for 2018.